Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of interest percentage in joint ventures
(a) Interest percentage in joint ventures

		Group Interest %
Entity	Principal activity	2022	2021
North West Shelf Gas Pty Ltd	Contract administration services for venturers for LNG sales to Japan. Marketing and administration services for venturers for gas processing.	33.3	16.67
North West Shelf Liaison Company Pty Ltd	Liaison for ventures in the sale of LNG to the Japanese market.	33.3	16.67
China Administration Company Pty Ltd	Contract administration services for venturers for LNG sales to China.	33.3	16.67
North West Shelf Shipping Service Company Pty Ltd	LNG vessel fleet advisor.	33.3	16.67

North West Shelf Lifting Coordinator Pty Ltd	Allocating, scheduling and administering the lifting of LNG and pipeline gas.	33.3	16.67

Summary of interest percentage in joint operations
(b) Interest percentage in joint operations

	Group Interest %
	2022	2021
Producing and developing assets

Australia

North West Shelf 1	25.0 - 66.7	12.5 - 50.0

Greater Enfield and Vincent	60.0	60.0

Stybarrow 2	-	50.0

Balnaves	65.0	65.0

Pluto	90.0	90.0

Wheatstone	13.0 - 65.0	13.0 - 65.0

Scarborough 2	-	73.5

Bass Strait 1	25.0 - 50.0	-

Macedon 1	71.4	-

Pyrenees 1	40.0 - 71.4	-

Griffin 1	45.0 - 71.0	-

Minerva 1	90.0	-

International

Sangomar	82.0	82.0

Atlantis 1	44.0	-

Mad Dog 1	23.9	-

Shenzi 1	72.0	-

Trion 1	60.0	-

Greater Angostura 1	45.0 - 68.5	-

Calypso 1	70.0	-

	Group Interest %
	2022	2021
Exploration and evaluation assets

Oceania

Browse Basin	30.6	30.6

Carnarvon Basin 3	31.6 -70.0	15.8 -70.0

Scarborough 2 ,3	-	50.0

Bonaparte Basin	26.7 -35.0	26.7 -35.0

Africa

Congo 4	22.5	42.5

Senega l	90.0	90.0

Egypt 1	25.0 -45.0	-

Americas

US Gulf of Mexico 1	23.9 -75.0	-

Kitimat	50.0	50.0

Asia

Republic of Korea	50.0	50.0

Myanmar 5	40.0 -45.0	40.0 -50.0

Caribbean

Barbados 1	60.0	-

Trinidad & Tobago 1	65.0 -70.0	-

Other joint operations

Angel 6	20.0	-

Bonaparte Basin 6	21.0	-

1.	Increase in interests due to the merger with BHPP on 1 June 2022.
2.	No longer recognised as joint operations as the Group’s interest increased to 100% due to the merger with BHPP on 1 June 2022.
3.
The Carnarvon Basin and Scarborough exploration and evaluation assets which were previously presented on the same line, have been separately presented in 2022. The 2021 group interests have been reclassified to be presented on the same basis.

4.	The Group’s interest decreased to 22.5% upon farm-down of interest in June 2022.
5.	The Group relinquished permits AD-1 and AD-8 in 2022. Formalities are pending.
6.	Carbon Capture Storage titles G-10-AP and G-7-AP granted to the Group in 2022.